ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [abstract]
Accounts payable	$ 1,136,955	$ 1,398,196	$ 85,014
Accrued liabilities	1,449,286	3,297,310	44,796
Interest payable	902,033	285,610	22,358
Accounts payable and accrued liabilities	$ 3,488,274	$ 4,981,116	$ 152,168